SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Common Share (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss) allocable to non-redeemable Class A and Class B common stock	$ 5,135,790	$ 336,658
Diluted net income per common stock	$ 0.44	$ 0.03
Class A Common Stock Subject to Redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss) allocable to non-redeemable Class A and Class B common stock	$ 3,671,658	$ 240,532
Weighted average shares outstanding, Basic	8,264,526	8,667,969
Weighted average shares outstanding, Diluted	8,264,526	8,667,969
Basic net income per common stock	$ 0.44	$ 0.03
Diluted net income per common stock	$ 0.44	$ 0.03
Class A and Class B non-redeemable common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss) allocable to non-redeemable Class A and Class B common stock	$ 1,464,132	$ 96,126
Weighted average shares outstanding, Basic	3,295,610	3,464,052
Weighted average shares outstanding, Diluted	3,295,610	3,464,052
Basic net income per common stock	$ 0.44	$ 0.03
Diluted net income per common stock	$ 0.44	$ 0.03